Provisions - Disclosure of Movement of Provisions for Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions [Roll Forward]
Balance as of January 1	$ 8,050	$ 15,630	$ 17,562
Additional provisions recognized	3,209	4,240	5,642
Unused provisions reversed	(62)	(4,449)	0
Provisions used	(4,684)	(5,884)	(7,811)
Exchange differences on translation	(7)	(1,487)	237
Balance as of December 31	$ 6,506	$ 8,050	$ 15,630